CONSOLIDATED STATEMENT OF SHAREHOLDERS' AND COMBINED STATEMENT OF PARENT'S EQUITY (Parenthetical)	Dec. 31, 2020 $ / shares
Common Stock
Common stock, par value (USD per share)	$ 0.001
Class B Common Stock
Common stock, par value (USD per share)	0.001
Common Stock | Common Stock
Common stock, par value (USD per share)	0.001
Common Stock | Class B Common Stock
Common stock, par value (USD per share)	$ 0.001